SoFi Weekly Dividend ETF

SCHEDULE OF INVESTMENTS at November 30, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.4%
Advertising - 0.1%
Omnicom Group, Inc.	127	$8,548

Aerospace & Defense - 1.1%
BAE Systems PLC	1,911	13,860
General Dynamics Corp.	146	27,589
Lockheed Martin Corp.	141	46,998
Thales SA	63	5,140
		93,587
Agriculture - 1.0%
Archer-Daniels-Midland Co.	333	20,716
British American Tobacco PLC	1,373	45,957
Japan Tobacco, Inc.	648	12,975
		79,648
Air Freight & Logistics - 0.1%
Yamato Holdings Co. Ltd.	190	4,190
Apparel - 0.3%
Burberry Group PLC	242	5,627
VF Corp.	211	15,135
		20,762
Auto Components - 0.0%
NGK Spark Plug Co. Ltd.	113	1,879
Toyota Boshoku Corp.	43	848
		2,727
Auto Manufacturers - 2.0%
Cummins, Inc.	86	18,039
Honda Motor Co. Ltd.	953	26,027
Suzuki Motor Corp.	245	9,893
Toyota Motor Corp.	6,557	115,554
		169,513
Auto Parts & Equipment - 0.5%
Aisin Corp.	97	3,563
Bridgestone Corp.	342	13,870
Magna International, Inc. (1)	167	12,465
Sumitomo Rubber Industries Ltd.	139	1,394
The Yokohama Rubber Co. Ltd.	79	1,229
Toyoda Gosei Co. Ltd.	54	1,079
Toyota Industries Corp.	92	7,552
		41,152
Automobiles - 0.1%
Isuzu Motors Ltd.	351	4,736

Banks - 15.4%
Banca Mediolanum SpA	127	1,179
Bank of America Corp.	4,420	196,557
Bank of Montreal (1)	372	38,580
Canadian Imperial Bank of Commerce (1)	261	28,983
Citigroup, Inc.	1,209	77,013
Citizens Financial Group, Inc.	254	12,007
Concordia Financial Group Ltd.	648	2,357
Fifth Third Bancorp	410	17,281
Huntington Bancshares, Inc.	869	12,896
ING Groep NV	2,338	32,127
Japan Post Bank Co. Ltd.	240	1,961
JPMorgan Chase & Co.	1,771	281,288
KeyCorp	574	12,881
M&T Bank Corp.	77	11,289
Morgan Stanley	857	81,261
National Bank of Canada (1)	201	15,554
NatWest Group PLC	3,139	8,829
Northern Trust Corp.	119	13,768
Oversea-Chinese Banking Corp. Ltd.	3,076	24,632
Raiffeisen Bank International AG	81	2,391
Regions Financial Corp.	568	12,922
Resona Holdings, Inc.	1,419	5,194
Royal Bank of Canada (1)	848	83,491
Seven Bank Ltd.	458	920
State Street Corp.	206	18,328
Sumitomo Mitsui Financial Group, Inc.	720	23,481
The Bank of New York Mellon Corp.	469	25,696
The Bank of Nova Scotia (1)	691	42,975
The Chiba Bank Ltd.	406	2,364
The PNC Financial Services Group, Inc.	253	49,841
The Shizuoka Bank Ltd.	301	2,121
The Toronto-Dominion Bank (1)	1,060	74,493
Truist Financial Corp.	791	46,914
U.S. Bancorp	794	43,940
		1,305,514
Beverages - 1.7%
Asahi Group Holdings Ltd.	263	9,715
Kirin Holdings Co. Ltd.	461	7,377
Suntory Beverage & Food Ltd.	77	2,716
The Coca-Cola Co.	2,314	121,369
Treasury Wine Estates Ltd.	430	3,689
		144,866
Biotechnology - 0.6%
Gilead Sciences, Inc.	750	51,698

Building Materials - 0.9%
AGC, Inc.	113	5,523
Buzzi Unicem SpA	64	1,334
Cie de Saint-Gobain	276	17,453
CRH PLC	464	22,443
HeidelbergCement AG	89	5,924
Holcim Ltd.	320	15,371
Lixil Corp.	168	4,127
Wienerberger AG	72	2,634
Xinyi Glass Holdings Ltd.	1,004	2,450
		77,259
Capital Goods - 0.0%
Sumitomo Heavy Industries Ltd.	68	1,510

Chemicals - 2.9%
Air Products and Chemicals, Inc.	132	37,942
Air Water, Inc.	112	1,654
Akzo Nobel NV	102	10,668
Asahi Kasei Corp.	791	7,464
BASF SE	546	35,572
Celanese Corp.	66	9,990
Covestro AG	112	6,283
Daicel Corp.	168	1,159
DIC Corp.	48	1,203
Dow, Inc.	451	24,773
Eastman Chemical Co.	81	8,447
Evonik Industries AG	105	3,145
FMC Corp.	77	7,715
Givaudan SA	5	24,314
Kuraray Co. Ltd.	198	1,646
LyondellBasell Industries NV	157	13,679
Mitsubishi Chemical Holdings Corp.	837	6,577
Mitsubishi Gas Chemical Co., Inc.	114	1,897
Mitsui Chemicals, Inc.	106	2,843
Nitto Denko Corp.	87	6,053
Nutrien Ltd. (1)	341	22,510
Solvay SA	44	4,899
Tosoh Corp.	170	2,442
Yara International ASA	97	4,744
		247,619
Commercial and Service Industry Machinery Manufacturing - 0.0%
Nikon Corp.	192	1,990

Commercial Banks - 0.5%
Australia & New Zealand Banking Group Ltd.	1,591	30,120
KBC Group NV	168	13,997
		44,117
Commercial Services - 0.9%
Automatic Data Processing, Inc.	252	58,184
Dai Nippon Printing Co. Ltd.	133	3,119
Intertek Group PLC	96	6,782
Randstad NV	94	5,896
		73,981
Commercial Services & Supplies - 0.1%
Brambles Ltd.	862	6,118

Computers - 0.2%
Avast PLC	377	3,022
Hewlett Packard Enterprise Co.	780	11,193
Otsuka Corp.	65	2,971
SCSK Corp.	85	1,613
		18,799
Containers & Packaging - 0.1%
DS Smith PLC	814	3,859

Cosmetics & Personal Care - 4.2%
Essity AB - Class B	361	11,473
L’Oreal SA	124	55,481
The Procter & Gamble Co.	1,440	208,195
Unilever PLC	1,516	77,398
		352,547
Distribution & Wholesale - 1.6%
Bunzl PLC	202	7,665
Fastenal Co.	343	20,295
Ferguson PLC	133	20,174
ITOCHU Corp.	878	25,208
Marubeni Corp.	1,005	9,006
Mitsubishi Corp.	806	24,071
Mitsui & Co. Ltd.	893	20,110
Seven Group Holdings Ltd.	101	1,528
Toyota Tsusho Corp.	132	5,760
		133,817
Diversified Finan Serv - 0.1%
Amundi SA	37	3,059

Diversified Financial Services - 2.0%
Ally Financial, Inc.	213	9,762
ASX Ltd.	115	7,374
CME Group, Inc. - Class A	210	46,309
Daiwa Securities Group, Inc.	848	4,712
Discover Financial Services	176	18,982
Hargreaves Lansdown PLC	210	3,715
IGM Financial, Inc. (1)	59	2,123
Japan Exchange Group, Inc.	314	6,800
ORIX Corp.	717	14,176
SBI Holdings Inc/Japan	143	3,683
Schroders PLC	70	3,182
Singapore Exchange Ltd.	488	3,178
Synchrony Financial	339	15,184
T. Rowe Price Group, Inc.	133	26,593
		165,773
Diversified Telecommunication Services - 0.0%
TPG Telecom Ltd.	218	1,043

Electric - 6.0%
A2A SpA	938	1,823
Algonquin Power & Utilities Corp. (1)	368	4,960
Alliant Energy Corp.	150	8,219
Ameren Corp.	154	12,565
American Electric Power Co., Inc.	299	24,234
Atco Ltd. - Class I	60	1,947
Chubu Electric Power Co., Inc.	435	4,391
CLP Holdings Ltd.	1,130	11,074
CMS Energy Corp.	172	10,122
Consolidated Edison, Inc.	211	16,382
DTE Energy Co.	115	12,459
Electric Power Development Co. Ltd.	124	1,578
Entergy Corp.	120	12,041
Evergy, Inc.	133	8,419
Eversource Energy	204	16,783
Exelon Corp.	577	30,425
Fortis Inc/Canada	281	12,105
Fortum Oyj	252	7,208
Hera SpA	509	1,951
Hydro One Ltd. (1)	189	4,601
Iberdrola SA	3,701	41,258
NextEra Energy, Inc.	1,171	101,619
Power Assets Holdings Ltd.	818	4,926
Public Service Enterprise Group, Inc.	302	18,872
Red Electrica Corp SA	242	5,103
RWE AG	381	14,645
Sempra Energy	188	22,536
SSE PLC	637	13,080
Terna - Rete Elettrica Nazionale	844	6,247
The Kansai Electric Power Co., Inc.	439	3,971
The Southern Co.	632	38,615
WEC Energy Group, Inc.	188	16,343
Xcel Energy, Inc.	321	20,457
		510,959
Electrical Components & Equipment - 1.5%
ABB Ltd.	1,032	35,563
Brother Industries Ltd.	148	2,547
Emerson Electric Co.	355	31,183
Schneider Electric SE	333	58,555
		127,848
Electrical Equipment - 0.1%
Sumitomo Electric Industries Ltd.	443	5,811

Electronic Equipment & Instruments - 0.1%
Kyocera Corp.	195	11,560

Electronics - 0.2%
Garmin Ltd. (3)	91	12,152
Venture Corp. Ltd.	170	2,295
Yokogawa Electric Corp.	153	2,877
		17,324
Engineering & Construction - 0.6%
CK Infrastructure Holdings Ltd.	363	2,102
Kajima Corp.	265	2,920
Obayashi Corp.	372	2,739
Singapore Technologies Engineering Ltd.	914	2,540
Skanska AB - B Shares	202	4,641
Taisei Corp.	110	3,207
Vinci SA	342	32,205
		50,354
Environmental Control - 0.2%
Republic Services, Inc.	125	16,533
SWECO AB	121	2,076
		18,609
Equity Real Estate Investment Trusts (REITs) - 0.0%
Charter Hall Group	278	3,808

Food - 5.3%
AAK AB	104	2,076
Campbell Soup Co.	120	4,839
Coles Group Ltd.	755	9,647
Conagra Brands, Inc.	281	8,584
Danone SA	394	23,057
General Mills, Inc.	361	22,299
Hormel Foods Corp.	168	6,955
ICA Gruppen AB	54	3,178
Kesko Oyj - B Shares	159	4,965
Koninklijke Ahold Delhaize NV	626	20,892
MEIJI Holdings Co. Ltd.	77	4,516
Metro Inc/CN (1)	146	6,938
Mondelez International, Inc.	827	48,743
Nestle SA	1,584	201,980
NH Foods Ltd.	60	2,045
Nisshin Seifun Group, Inc.	142	2,046
Orkla ASA	444	4,036
Seven & i Holdings Co. Ltd.	447	17,928
The Hershey Co.	87	15,442
The J.M. Smucker Co.	63	7,968
The Kroger Co.	404	16,778
Tyson Foods, Inc. - Class A	174	13,739
Wilmar International Ltd.	1,105	3,312
		451,963
Food & Staples Retailing - 0.0%
Etablissements Franz Colruyt NV	32	1,489

Food Products - 0.1%
Nichirei Corp.	73	1,672
Saputo, Inc. (1)	167	3,682
		5,354
Forest Products & Paper - 0.5%
International Paper Co.	233	10,606
Mondi PLC	290	6,597
Oji Holdings Corp.	506	2,340
Smurfit Kappa Group PLC	154	7,804
Stora Enso Oyj - R Shares	347	5,849
UPM-Kymmene Oyj	316	11,400
		44,596
Gas - 0.2%
Atmos Energy Corp.	78	7,045
NiSource, Inc.	234	5,735
Snam SpA	1,141	6,388
		19,168
Gas Utilities - 0.1%
Hong Kong & China Gas Co. Ltd.	6,492	9,693

Hand & Machine Tools - 0.2%
Disco Corp.	17	4,881
Fuji Electric Co. Ltd.	78	4,081
Snap-on, Inc.	32	6,589
		15,551
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	526	8,473

Healthcare - Products - 1.2%
Koninklijke Philips NV	545	19,136
Medtronic PLC	804	85,787
		104,923
Healthcare - Services - 0.3%
Fresenius Medical Care AG & Co KGaA	120	7,129
Fresenius SE & Co KGaA	235	8,860
Sonic Healthcare Ltd.	284	8,598
		24,587
Home Builders - 0.3%
Daiwa House Industry Co. Ltd.	360	10,514
Iida Group Holdings Co. Ltd.	113	2,337
Sekisui Chemical Co. Ltd.	239	3,883
Sekisui House Ltd.	372	7,240
		23,974
Home Furnishings - 0.1%
Whirlpool Corp.	37	8,056

Household Durables - 0.1%
Barratt Developments PLC	610	5,628

Household Products & Wares - 0.1%
Henkel AG & Co. KGaA	60	4,427

Housewares - 0.1%
Newell Brands, Inc.	229	4,917

Insurance - 7.1%
Admiral Group PLC	141	5,516
Aflac, Inc.	367	19,869
Ageas SA/NV	106	5,444
Allianz SE	244	52,853
American International Group, Inc.	511	26,878
Assicurazioni Generali SpA	695	13,870
Aviva PLC	2,286	11,644
AXA SA	1,350	37,001
Cincinnati Financial Corp.	93	10,593
Dai-ichi Life Holdings, Inc.	607	12,226
Everest Re Group Ltd.	23	5,897
Fairfax Financial Holdings Ltd. (1)	14	6,187
Fidelity National Financial, Inc.	163	7,972
Great-West Lifeco, Inc.	162	4,683
Hannover Rueck SE	36	6,267
iA Financial Corp, Inc. (1)	64	3,386
Intact Financial Corp. (1)	105	12,975
Japan Post Holdings Co. Ltd.	866	6,529
Japan Post Insurance Co. Ltd.	83	1,285
Manulife Financial Corp. (1)	1,157	20,600
Mapfre SA	720	1,466
Marsh & McLennan Company, Inc.	300	49,206
Medibank Pvt Ltd.	1,642	4,017
MetLife, Inc.	394	23,112
MS&AD Insurance Group Holdings, Inc.	278	8,119
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	83	22,268
NN Group NV	165	8,161
Principal Financial Group, Inc.	160	10,973
Prudential Financial, Inc.	231	23,622
Sompo Holdings, Inc.	190	7,821
Storebrand ASA	273	2,502
Sun Life Financial, Inc. (1)	350	18,507
Suncorp Group Ltd.	766	5,877
T&D Holdings, Inc.	293	3,463
The Allstate Corp.	174	18,917
The Hartford Financial Services Group, Inc.	207	13,683
The Progressive Corp.	349	32,436
The Travelers Company, Inc.	149	21,895
Tokio Marine Holdings, Inc.	383	19,254
Zurich Insurance Group AG	90	36,869
		603,843
Internet - 0.1%
Trend Micro Inc/Japan	79	4,557

Investment Companies - 0.1%
Aker ASA	13	1,178
Industrivarden AB - Class A	90	2,666
Industrivarden AB - Class C	94	2,764
		6,608
Iron & Steel - 0.4%
Fortescue Metals Group Ltd.	1,050	12,664
Mineral Resources Ltd.	98	3,145
Nucor Corp.	175	18,595
		34,404
Leisure Equipment & Products - 0.0%
Sega Sammy Holdings, Inc.	103	1,674

Leisure Products - 0.0%
Thule Group AB	62	3,505

Leisure Time - 0.1%
Yamaha Motor Co. Ltd.	187	4,709

Machinery - 0.5%
Atlas Copco AB	188	11,498
EPIROC AB	184	4,449
Komatsu Ltd.	562	12,829
Mitsubishi Heavy Industries Ltd.	181	4,082
Nabtesco Corp.	64	1,852
SKF AB	226	5,163
		39,873
Machinery - Construction & Mining - 0.8%
Hitachi Ltd.	564	33,221
Mitsubishi Electric Corp.	1,171	14,691
Sandvik AB	640	15,826
		63,738
Machinery - Diversified - 0.4%
Ebara Corp.	55	2,955
Husqvarna AB - Class B	246	3,452
Rockwell Automation, Inc.	69	23,198
		29,605
Media - 0.2%
Nippon Television Holdings, Inc.	84	851
Shaw Communications, Inc. - Class B (1)	265	7,643
ViacomCBS, Inc. - Class B	342	10,585
		19,079
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd. (1)	146	7,248
Antofagasta PLC	207	3,779
BlueScope Steel Ltd.	300	4,205
Industrias Penoles SAB de CV	116	1,425
Lundin Mining Corp. (1)	381	2,979
Mitsubishi Materials Corp.	72	1,239
Newcrest Mining Ltd.	488	8,173
Nippon Steel Corp.	518	7,753
		36,801
Mining - 2.5%
Anglo American PLC	688	25,231
BHP Group Ltd.	1,759	49,103
BHP Group Plc	1,229	33,601
Boliden AB	161	5,528
Newmont Corp.	477	26,197
Norsk Hydro ASA	799	5,165
Rio Tinto PLC	833	50,827
Rio Tinto PLC	220	14,585
Sumitomo Metal Mining Co. Ltd.	144	5,368
		215,605
Mining (except Oil and Gas) - 0.2%
Barrick Gold Corp. (1)	1,070	20,252

Miscellaneous Manufacturers - 2.2%
3M Co.	346	58,834
Eaton Corp PLC	238	38,570
Siemens AG	487	77,445
Smiths Group PLC	237	4,521
Toshiba Corp.	234	9,330
		188,700
Multiline Retail - 0.0%
Izumi Co. Ltd.	24	665
Ryohin Keikaku Co. Ltd.	145	2,343
		3,008
Nondepository Credit Intermediation - 0.3%
Intesa Sanpaolo SpA	10,271	24,457

Office & Business Equipment - 0.0%
Seiko Epson Corp.	171	2,756

Oil & Gas - 3.2%
Canadian Natural Resources Ltd. (1)	690	28,099
ConocoPhillips	800	56,104
DCC PLC	57	4,176
Devon Energy Corp.	401	16,866
ENEOS Holdings, Inc.	1,864	6,951
EOG Resources, Inc.	348	30,276
Marathon Petroleum Corp.	379	23,062
OMV AG	85	4,494
Pioneer Natural Resources Co.	133	23,717
Santos Ltd.	1,244	5,627
TotalEnergies SE	1,581	72,268
		271,640
Oil, Gas & Consumable Fuels - 0.1%
Inpex Corp.	603	4,976
Tourmaline Oil Corp. (1)	182	6,031
		11,007
Other Miscellaneous Manufacturing - 0.3%
Wesfarmers Ltd.	677	27,294

Packaging & Containers - 0.2%
Amcor PLC	916	10,369
Huhtamaki Oyj	54	2,305
Packaging Corp of America	56	7,313
		19,987
Paper & Forest Products - 0.0%
Holmen AB	54	2,409

Pharmaceuticals - 13.3%
Astellas Pharma, Inc.	1,099	17,224
AstraZeneca PLC	896	98,104
Cardinal Health, Inc.	169	7,813
CVS Health Corp.	787	70,090
Johnson & Johnson	1,574	245,434
Medipal Holdings Corp.	102	1,833
Merck & Co., Inc.	1,508	112,964
Novartis AG	1,399	111,025
Otsuka Holdings Co. Ltd.	238	8,690
Pfizer, Inc.	3,353	180,157
Recordati Industria Chimica e Farmaceutica SpA	58	3,619
Roche Holding AG	16	6,605
Roche Holding AG	420	163,230
Sanofi	648	61,166
Shionogi & Co. Ltd.	177	12,351
Takeda Pharmaceutical Co. Ltd.	936	24,986
		1,125,291
Private Equity - 0.9%
3i Group PLC	572	10,496
Blackstone, Inc. - Class A	410	57,994
Intermediate Capital Group PLC	173	4,784
		73,274
Real Estate - 0.5%
Aeon Mall Co. Ltd.	68	962
Castellum AB	132	3,705
CK Asset Holdings Ltd.	1,171	6,699
Fabege AB	156	2,597
Henderson Land Development Co. Ltd.	786	3,216
Hulic Co. Ltd.	188	1,782
Nomura Real Estate Holdings, Inc.	76	1,650
Tsim Sha Tsui Properties Ltd.	791	2,405
Vonovia SE	369	20,352
		43,368

Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	90	18,006
AvalonBay Communities, Inc.	83	19,826
Boston Properties, Inc.	85	9,166
Canadian Apartment Properties REIT (1)	102	4,521
Dexus	638	5,053
Extra Space Storage, Inc.	79	15,800
Goodman Group	1,082	18,942
GPT Group/The	1,142	4,267
Japan Metropolitan Fund Invest	4	3,445
Japan Real Estate Investment Corp.	1	5,769
Keppel DC REIT	816	1,399
Link REIT	1,249	10,831
Mapletree Commercial Trust	1,206	1,794
Mapletree Logistics Trust	1,762	2,390
Mirvac Group	2,348	4,762
Nippon Building Fund, Inc.	1	6,165
Nippon Prologis REIT, Inc.	1	3,254
Public Storage	91	29,792
Segro PLC	718	13,384
Stockland	1,317	4,081
Weyerhaeuser Co.	447	16,812
		199,459
Real Estate Management & Development - 0.1%
Mitsubishi Estate Co. Ltd.	699	9,634

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.1%
Sumitomo Chemical Co. Ltd.	941	4,343

Retail - 0.7%
ABC-Mart, Inc.	24	1,129
Best Buy Co., Inc.	132	14,105
Canadian Tire Corp Ltd. - Class A	34	4,475
Chow Tai Fook Jewellery Group Ltd.	1,045	1,874
Darden Restaurants, Inc.	77	10,622
Genuine Parts Co.	84	10,730
Shimamura Co. Ltd.	14	1,196
Walgreens Boots Alliance, Inc.	427	19,130
		63,261
Semiconductor and Other Electronic Component Manufacturing - 0.0%
NGK Insulators Ltd.	180	2,849

Semiconductors - 2.8%
Advantest Corp.	116	10,206
ASM Pacific Technology Ltd.	183	1,928
Intel Corp.	2,426	119,359
Texas Instruments, Inc.	551	105,996
		237,489
Shipbuilding - 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	2,064	1,957

Software - 1.3%
Koei Tecmo Holdings Co. Ltd.	42	1,759
Paychex, Inc.	193	23,006
SAP SE	610	77,711
The Sage Group PLC	619	6,320
		108,796
Specialty Retail - 0.1%
Kingfisher PLC	1,261	5,285

Telecommunications - 2.8%
Cisco Systems Inc/Delaware	2,325	127,503
Corning, Inc.	462	17,136
Elisa Oyj	85	5,067
KDDI Corp.	920	26,738
Nippon Telegraph & Telephone Corp.	1,345	37,017
Rogers Communications, Inc. - Class B	210	9,358
Swisscom AG	15	8,273
Tele2 AB - Class B	295	4,197
Telecom Italia SpA/Milano	5,983	3,098
Telecom Italia SpA/Milano	4,128	2,004
		240,391
Toys, Games & Hobbies - 0.5%
Hasbro, Inc.	77	7,462
Nintendo Co. Ltd.	69	30,445
		37,907
Trading Companies & Distributors - 0.1%
Sojitz Corp.	119	1,683
Sumitomo Corp.	698	9,504
		11,187
Transportation - 0.8%
Aurizon Holdings Ltd.	1,067	2,550
C.H. Robinson Worldwide, Inc.	78	7,417
Deutsche Post AG	589	34,587
Kuehne + Nagel International AG	34	9,689
Mitsui OSK Lines Ltd.	69	3,950
Nippon Express Co. Ltd.	49	2,792
Nippon Yusen KK	96	6,256
		67,241
Wireless Telecommunication Services - 0.1%
Bouygues SA	178	6,001

Total Common Stocks
(Cost $8,564,686)		8,410,748

Preferred Stocks - 0.2%
Auto Manufacturers - 0.1%
Porsche Automobil Holding SE	91	7,598

Household Products & Wares - 0.1%
Henkel AG & Co. KGaA	105	8,238
Total Preferred Stocks
(Cost $19,570)		15,836

Rights - 0.0% (4)
Real Estate Investment Trusts (REITs) - 0.0% (4)
Mapletree Industrial Trust 1.84%, 12/15/2021 (1)	83	1
Vonovia SE 40.00%, 12/08/2021 (1)	434	1,520
Total Rights
(Cost $1,680)		1,521

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.030% (2)	4,912	4,912
Total Short-Term Investments
(Cost $4,912)		4,912

Investments Purchased with Proceeds from Securities Lending - 0.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (2)	13,585	13,585
Total Investments Purchased With Collateral From Securities Lending
(Cost $13,585)		13,585

Total Investments in Securities - 99.9%
(Cost $8,604,433)		8,446,602
Assets in Excess of Other Liabilities - 0.1%		11,033
Total Net Assets - 100.0%		$8,457,635

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of November 30, 2021.
(3)
This security or a portion of this security was out on loan as of November 30, 2021. Total loaned securities had a value of $12,686 or 0.15% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(4)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at November 30, 2021 (Unaudited)

The SoFi Weekly Dividend ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2		Level 3	Total
Common Stocks (1)	$–	$8,410,748	$–		$–	$8,410,748
Preferred Stock (1)	–	15,836	–		–	15,836
Rights (1)	–	–	–		1,521	1,521
Short-Term Investments	–	4,912	–		–	4,912
Investments Purchased With Collateral From Securities Lending (4)	13,585	–	–		–	13,585
Total Investments in Securities	$13,585	$8,431,496	$–		$1,521	$8,446,602

(1) See Schedule of Investment for the industry breakout.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Investments in Securities at Fair Value
Balance as of August 31, 2021			$–
Accrued discounts/premiums			–
Realized gain (loss)			–
Change in unrealized depreciation			–
Purchases/Corporate Actions			1,521
Sales			–
Transfer into and/or out of Level 3			–
Balance as of November 30, 2021			$1,521	(2)

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at November 30, 2021:			$–

(2) The securities, Mapletree Industrial Trust and Vonovia SE, is classified as a Level 3 security due to a lack of market activity and is valued at fair value as determined in good faith by the Valuation Committee of the Trust.

(3) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.